Note 10 - Employee Benefit Plans (Details)		1 Months Ended			3 Months Ended			12 Months Ended
	Dec. 04, 2012 shares	Feb. 13, 2013 $ / shares shares	Feb. 16, 2012 shares	Jun. 30, 2011 shares	Jun. 30, 2014 shares	Jun. 29, 2013 $ / shares shares	Jun. 30, 2012 shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares		Dec. 31, 2012 USD ($) $ / shares shares	Dec. 31, 2011 shares
Note 10 - Employee Benefit Plans (Details) [Line Items]
Number of Equity Compensation Plans								2
Number of Equity Compensation Plans Terminated								2
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								2 years
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense (in Dollars) | $								$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period					42,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay								30.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent								10.00%
Defined Contribution Plan, Cost Recognized (in Dollars) | $								$ 220	$ 829		$ 855
The 1995 Plan [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Common Stock Reserved for Future Issuance								4,913,000
The 1997 Plan [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Common Stock Reserved for Future Issuance								5,100,000
The 2005 Plan [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Common Stock Reserved for Future Issuance								24,850,000
Employee Stock Purchase Plan [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Common Stock Reserved for Future Issuance								6,694,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award								158,000	271,000		407,000
Employee Stock Purchase Plan ESPP, Weighted-average Purchase Price Per Share (in Dollars per share) | $ / shares								$ 0.66	$ 1.64		$ 2.04
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								1 year	1 year		1 year
Employee Stock Option [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number								1,212,000	1,840,000		2,011,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share) | $ / shares								$ 4.84	$ 5.33		$ 5.27
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares								$ 0.97	$ 1.36		$ 1.14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value (in Dollars) | $								$ 1,000	$ 14,000		$ 512,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								5 years	5 years		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate								0.00%	0.00%		0.00%
Employee Stock Option [Member] | The 1995 Plan, 1997 Plan, and 2005 Plan [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								3 years
Stock Appreciation Rights (SARs) [Member] | The 1995 Plan, 1997 Plan, and 2005 Plan [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								0
Restricted Stock Units (RSUs) [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		187,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares		$ 1.84
Restricted Stock Units (RSUs) [Member] | Officers and Key Employees [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		825,000
Restricted Stock Units (RSUs) [Member] | Officer [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		40,000
Restricted Stock Units (RSUs) [Member] | The 2005 Plan, Additional Shares Awarded in December 2012 [Member] | Officers and Key Employees [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	660,000
Percentage of Restricted Stock Units Will Have Time-based Vesting Conditions	50.00%
Restricted Stock Units (RSUs) [Member] | The 2005 Plan, Additional Shares Awarded in December 2012 [Member] | Officer [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	20,000
Stock Options and RSUs [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Estimated Annual Forfeiture Rate								2.50%
Performance Shares [Member] | Chief Executive Officer [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period						83,000
Time-based Stock Options [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period								696,000	355,000	[1]	760,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								3,000	13,000		13,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares								$ 1.91	$ 2.26		$ 1.97
Time-based Stock Options [Member] | Chief Executive Officer [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period						125,000
Performance-based Stock Options [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period								42,000	125,000	[1]	83,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						42,000	83,000
Stock Options, Measurement Period								3 years
Performance-based Stock Options [Member] | Chief Executive Officer [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period						83,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				250,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares						$ 3.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares						$ 2.62
Time-based Restricted Stock Units (RSUs) [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								2,796,000	2,949,000		661,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period								461,000	144,000	[1]	99,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								2,241,000	1,539,000		1,102,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number								2,790,000	2,696,000		1,430,000	1,970,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares								$ 1.48	$ 2.12		$ 2.32
Time-based Restricted Stock Units (RSUs) [Member] | The 2005 Plan, Additional Shares Awarded in February 2012 [Member] | Officers and Employees [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			661,000
Performance-base Restricted Stock Units (RSUs) [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								433,000	560,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period								258,000	384,000	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								37,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number								314,000	176,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares								$ 1.84	$ 2.02
Performance-base Restricted Stock Units (RSUs) [Member] | The 2005 Plan, Additional Shares Awarded in February 2012 [Member] | Officers and Employees [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			220,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period								65,000	155,000
Performance-base Restricted Stock Units (RSUs) [Member] | The 2005 Plan, Additional Shares Awarded in December 2012 [Member] | Officers and Employees [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number								69,000
Performance-base Restricted Stock Units (RSUs) [Member] | The 2005 Plan, Additional Shares Awarded in December 2012 [Member] | Officers and Key Employees [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period								5,000	229,000
Percentage of Performance Metrics Achieved									34.80%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								37,000
Restricted Stock [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value (in Dollars) | $								$ 3,171,000	$ 3,052,000		$ 2,208,000
Maximum [Member] | Performance Shares [Member] | Chief Executive Officer [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period						125,000

[1]	In the second quarter of 2013, 125 time-based and 83 (125 at maximum performance achievement) market performance-based stock options were rescinded with the consent of and without payment to the Chief Executive Officer (CEO) due to the fact that the original grants with respect to which these options were a part of exceeded the sub-limits of the applicable plan by the number of shares as to which the options were rescinded.